BALANCES AND TRANSACTIONS WITH RELATED PARTIES - Income Statement (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	R$ 107,872	R$ 84,542	R$ 126,038
Operating revenues (cost and other expenses)	(1,289,520)	(1,258,289)	(1,289,791)
Financial result	(126,091)	(42,070)	(10,559)
Parent
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	10	5
Operating revenues (cost and other expenses)	(408,129)	(404,152)	(356,877)
Financial result	(5,946)	(4,375)	(7,603)
SP Telecomunicacoes Participacoes
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	10	5
Operating revenues (cost and other expenses)	558	497	347
Telefonica LatinoAmerica Holding
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues (cost and other expenses)	19,181	18,309	16,466
Financial result	7,217	851	9,077
Telefonica
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues (cost and other expenses)	(427,868)	(422,958)	(373,690)
Financial result	(13,163)	(5,226)	(16,680)
Other Group companies
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	107,862	84,537	126,038
Operating revenues (cost and other expenses)	(881,391)	(854,137)	(932,914)
Financial result	(120,145)	(37,695)	(2,956)
Colombia Telecomunicaciones
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	110	111	250
Operating revenues (cost and other expenses)	306	321	(4,280)
Financial result	118	(17)	(2,145)
Telefonica International Wholesale Services
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	5,586	757	2,006
Operating revenues (cost and other expenses)	(105,384)	(104,105)	(101,272)
Financial result		(54)
Fundacao Telefonica
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues (cost and other expenses)	(9,998)	(11,971)	(12,223)
Media Networks Latina America SAC
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues (cost and other expenses)	(28,471)	(41,023)	(34,791)
Financial result	(246)	(596)	(1,007)
Telefonica Moviles Espanha
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	554	410	(209)
Operating revenues (cost and other expenses)	949	(1,737)	(4,166)
Financial result	(62)	545
Telefonica Servicos de Ensino
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	877	1,085	1,158
Operating revenues (cost and other expenses)	(26,072)	(35,228)	(49,130)
T.O2 Germany GMBH CO. OHG
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	32	(100)	148
Operating revenues (cost and other expenses)	3,565	489	(1,975)
Financial result	823	1,845
Telefnica Venezolana
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues (cost and other expenses)			(34,534)
Telefonica Compras Electronicas
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues (cost and other expenses)	(33,919)	(30,814)	(124,537)
Financial result			(813)
Telefonica Digital Espana
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	366	299	2,416
Operating revenues (cost and other expenses)	(142,343)	(127,182)	212
Financial result	(22,992)	(3,016)	2,601
Telefonica Factoring do Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	7,674	2,418
Operating revenues (cost and other expenses)	252	239	(36,738)
Financial result	(1,551)	(4,048)	(4,134)
Telefonica Global Technology, S.A.U.
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues			1,568
Operating revenues (cost and other expenses)	(80,784)	(63,947)	(54,210)
Financial result	(6,470)	388
Telefonica International Wholesale Services Espanha
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	65,246	48,819	53,357
Operating revenues (cost and other expenses)	(88,730)	(75,693)	(64,036)
Financial result	9,451	(4,128)	9,771
Telefonica Moviles Argentina
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	2,152	4,030	5,916
Operating revenues (cost and other expenses)	1,340	(3,437)	(3,437)
Financial result	200	90
Telefonica USA
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues		38	1,518
Operating revenues (cost and other expenses)	(17,186)	(19,793)	(19,441)
Financial result	(436)	1,700	(539)
Telxius Cable Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	12,066	13,585	49,777
Operating revenues (cost and other expenses)	(314,327)	(252,436)	(206,095)
Financial result	(30,251)	(7,415)	(7,896)
Telxius Torres Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	8,902	3,652	3,218
Operating revenues (cost and other expenses)	1,178	756	(129,706)
Financial result	(69,137)	(24,144)
Terra Networks Mexico, Terra Networks Peru e Terra Networks Argentina
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	847	2,535
Operating revenues (cost and other expenses)	(8,428)	(5,639)	(2,794)
Financial result	166	567	1,450
Telefnica Cyber Tech Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	347
Operating revenues (cost and other expenses)	(15,544)
Companhia AIX Participaes
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	28	38	75
Operating revenues (cost and other expenses)		(24,174)	(22,645)
Financial result	(1,252)
Outras
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Operating revenues	3,075	6,860	4,840
Operating revenues (cost and other expenses)	(17,795)	(58,763)	(27,116)
Financial result	R$ 1,494	R$ 588	R$ (244)